CHANGES IN EQUITY (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	R$ 98,669.4
Final balance, capital reserves	108,973.4	R$ 98,669.4
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	(1,011.8)	(1,073.4)	R$ (1,037.8)
Capital increase to grants of shares
Share buybacks, results from treasury shares and share-based payments	(320.9)	61.6	(35.6)
Final balance, capital reserves	(1,332.7)	(1,011.8)	(1,073.4)
Share premium [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	53,662.8	53,662.8	53,662.8
Capital increase to grants of shares
Share buybacks, results from treasury shares and share-based payments
Final balance, capital reserves	53,662.8	53,662.8	53,662.8
Other reserves [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	700.9	700.9	700.9
Capital increase to grants of shares
Share buybacks, results from treasury shares and share-based payments
Final balance, capital reserves	700.9	700.9	700.9
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	2,127.8	2,049.5	1,861.3
Capital increase to grants of shares	2.0	(32.9)	(64.2)
Share buybacks, results from treasury shares and share-based payments	175.7	111.2	252.4
Final balance, capital reserves	2,305.5	2,127.8	2,049.5
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	55,479.7	55,339.8	55,187.2
Capital increase to grants of shares	2.0	(32.9)	(64.2)
Share buybacks, results from treasury shares and share-based payments	(145.2)	172.8	216.8
Final balance, capital reserves	R$ 55,336.5	R$ 55,479.7	R$ 55,339.8